COMMITMENTS AND CONTINGENCIES	6 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES
(a) Operating lease commitments
The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable
operating lease agreements at March 31, 2021 were as follows:

For the six months ended September 30, 2021	380,933
For the twelve months ended September 30, 2022	888,599
For the twelve months ended September 30, 2023	774,378
For the twelve months ended September 30, 2024	606,808
For the twelve months ended September 30, 2025	486,649
Thereafter	796,652

Total	3,934,019

(b) Purchase Commitments
As of March 31, 2021, the Group’s did not have commitments related to leasehold improvements and installation of equipment
.
(c) Contingencies
During the year ended September 30, 2020, the Group, via short message notification, early terminated certain apartment rental agreements with landlords. As of March 31, 2021, the Group estimated the contingent compensation expenses due to landlords as follows:

•
Certain landlords had disputes on the early termination and entered into legal proceedings against the Group for compensation aggregating RMB 5,211. The Company estimated it exposed to the compensation of RMB 5,211 and recorded the contingent liability in the account of “accrued expenses and other current liabilities”.

•
Certain landlords had disputes but did not enter into legal proceedings against the Company. These landlords had rights to file legal proceedings against the Group within 3 years from the short message notification, for a maximum compensation of RMB 51,924, which is three times of the rental agreement value. However the Group estimated the likelihood of the legal proceeding as reasonably possible though these landlords has not initiated legal proceedings as of the report date. In addition, the compensation amount will be negotiated with each individual landlord, the amount of compensation cannot be reasonably estimated as of the date of report date. As of March 31, 2021, the Group did not accrue the contingent liability in the balance sheet.

•
Certain landlords did not reply to the Group’s short message within three months, which legally implied that they agreed with the termination, and the Group is not obliged to compensation for these landlords.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. Except for the above mentioned contingencies, the Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.